Summary of Significant Accounting Policies (Schedule of Potentially Dilutive, Common Share Equivalents Excluded from Calculation of Diluted Net Loss Per Common Share) (Details) - shares	9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of earnings per share	743,337	736,181	716,874	609,200	607,569
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of earnings per share	423,082	415,925	396,619	348,945	347,314
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of earnings per share	320,255	320,256	320,255	260,255	260,255